Consideration Payable (Tables)	9 Months Ended
Sep. 30, 2024
Consideration Payable [Abstract]
Schedule of Consideration Payable
Consideration payable
Outstanding, December 31, 2023	$-
Additions	861,452
Payment	(50,000)
Accretion expense	58,259
Outstanding, September 30, 2024	$869,711

Consideration payable – current	350,000
Consideration payable – non-current	$519,711